EQUITY OFFERINGS/TRANSACTIONS WITH LISTED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY OFFERINGS OF SUBSIDIARIES [Abstract]
Components of equity offerings of subsidiaries

The following table summarizes the issuances of common units of Golar Partners:

				Public Offering
Date	Number of Common Units Issued[1]	Number of Common Units Issued to the Company	Offering Price	Gross Proceeds (in thousands of $)[2]	Net Proceeds (in thousands of $)	Company's Ownership in Golar Partners after the Offering[3]
April 2011 (IPO)	13,800,000	9,327,254	$22.50	310,500	287,795	65.4%
July 2012	6,325,000	969,305	$30.95	188,485	187,138	57.5%
November 2012	4,300,000	1,524,590	$30.50	131,150	129,981	54.1%

[1] Pertains to common units issued by Golar Partners to the public.
[2] Gross and net proceeds from Golar Partners' public offering (excluding proceeds received from Golar's participation in the concurrent private placement).
[3] Includes the general partner interest of the Company in Golar Partners.

Summary of sale of vessel interests
The following table summarizes the sale of the Company's vessel interests to Golar Partners since its IPO:

	2012		2011
(in millions of $)	Golar Grand	NR Satu	Golar Freeze
Sales price	176.8	388.0	231.3
Less: Net assets transferred	(43.1)	(255.7)	(65.5)
Excess of sales price over net assets transferred	133.7	132.3	165.8
Additions to Golar's stockholders' equity and noncontrolling interest	88.3	85.8	96.7